CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Net income	$ 12,303	$ 16,268	$ 26,411
Other comprehensive (loss) income - change in cumulative foreign currency translation adjustments	(8,118)	264	(6,395)
Unrealized gain on available-for-sale investments, net of tax effect of nil, US$26 and US$420 for years ended September 30, 2016, 2017 and 2018, respectively	2,599	173
Comprehensive income	6,784	16,705	20,016
Less: comprehensive (loss) income attributable to noncontrolling interests	(1,196)	1,719	(121)
Comprehensive income attributable to China Distance Education Holdings Limited	$ 7,980	$ 14,986	$ 20,137